Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.52950%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$523,315.28

Principal:
Principal Collections	$10,793,588.07
Prepayments in Full	$3,596,296.23
Liquidation Proceeds	$116,775.90
Recoveries	$99,249.28
Sub Total	$14,605,909.48
Collections	$15,129,224.76

Purchase Amounts:
Purchase Amounts Related to Principal	$263,549.36
Purchase Amounts Related to Interest	$1,096.52
Sub Total	$264,645.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,393,870.64

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,393,870.64
Servicing Fee	$142,119.02	$142,119.02	$0.00	$0.00	$15,251,751.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,251,751.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,251,751.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,251,751.62
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,251,751.62
Interest - Class A-4 Notes	$72,120.02	$72,120.02	$0.00	$0.00	$15,179,631.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,179,631.60
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$15,099,480.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,099,480.43
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$15,041,565.43
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,041,565.43
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$14,970,487.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,970,487.93
Regular Principal Payment	$14,291,201.76	$14,291,201.76	$0.00	$0.00	$679,286.17
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$679,286.17
Residual Released to Depositor	$0.00	$679,286.17	$0.00	$0.00	$0.00
Total		$15,393,870.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,291,201.76
Total					$14,291,201.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,291,201.76	$127.85	$72,120.02	$0.65	$14,363,321.78	$128.50
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$14,291,201.76	$8.87	$281,263.69	$0.17	$14,572,465.45	$9.04

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$52,770,749.40	0.4720947	$38,479,547.64	0.3442436
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$163,330,749.40	0.1013885	$149,039,547.64	0.0925171

Pool Information
Weighted Average APR	3.541%	3.561%
Weighted Average Remaining Term	20.45	19.76
Number of Receivables Outstanding	21,746	20,805
Pool Balance	$170,542,818.37	$155,527,609.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,330,749.40	$149,039,547.64
Pool Factor	0.1021583	0.0931639

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$6,488,061.70
Targeted Overcollateralization Amount	$6,488,061.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,488,061.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		112	$244,999.47
(Recoveries)		151	$99,249.28
Net Loss for Current Collection Period			$145,750.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0256%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7331%
Second Prior Collection Period			0.9704%
Prior Collection Period			0.0237%
Current Collection Period			1.0728%
Four Month Average (Current and Prior Three Collection Periods)			0.7000%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5808	$14,514,321.04
(Cumulative Recoveries)			$2,637,845.90
Cumulative Net Loss for All Collection Periods			$11,876,475.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7114%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,499.02
Average Net Loss for Receivables that have experienced a Realized Loss			$2,044.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.31%	329	$3,600,261.92
61-90 Days Delinquent	0.29%	28	$452,756.23
91-120 Days Delinquent	0.06%	7	$87,301.14
Over 120 Days Delinquent	0.41%	44	$635,273.57
Total Delinquent Receivables	3.07%	408	$4,775,592.86

Repossession Inventory:
Repossessed in the Current Collection Period		14	$177,738.79
Total Repossessed Inventory		18	$254,499.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3971%
Prior Collection Period			0.3863%
Current Collection Period			0.3797%
Three Month Average			0.3877%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer